Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Summary of Provision for Income Taxes

	Year Ended December 31,
	2017	2016	2015
Components of Earnings and Taxes from Operations
(Loss) Income Before Income Taxes:
U.S.	$(83.4)	$(163.4)	$(147.3)
International	29.3	64.8	43.2

Total	$(54.1)	$(98.6)	$(104.1)

Income Tax Expense (Benefit):
Current:
U.S.	$(0.3)	$(0.4)	$(0.2)
State and local	0.1	0.2	0.1
International	12.9	15.2	15.1

Total current income tax expense	12.7	15.0	15.0
Deferred:
U.S.	(60.3)	(15.7)	(10.4)
State and local	0.8	(0.1)	(1.8)
International	(2.8)	7.5	1.5

Total deferred income tax (benefit) expense	(62.3)	(8.3)	(10.7)

Total income tax (benefit) expense	$(49.6)	$6.7	$4.3

Reconciliation of U.S. Federal Statutory Rate

	Year Ended December 31,
	2017	2016	2015
Effective Rate Reconciliation
U.S. statutory rate	(35.0)%	(35.0)%	(35.0)%
Change in valuation allowance	(116.9)	(5.4)	14.9
State income taxes, net of federal benefit	(5.2)	(1.2)	(0.7)
Share-based compensation	8.3	2.6	2.7
International tax rate differential	(6.7)	(6.4)	(5.5)
Foreign dividend income	48.1	1.0	12.4
Unremitted foreign earnings	(35.6)	22.0	—
Foreign capital gain income	—	—	3.6
Reserve for tax contingencies	—	(0.2)	0.1
Expiration of un-utilized tax credits	1.5	—	10.4
Unrealized gain on investments	—	30.7	—
Change in tax rate	52.4	—	—
Other	(2.6)	(1.5)	1.2

Income tax provision	(91.7)%	6.6%	4.1%

Schedule of Deferred Tax Assets and Liabilities

	December 31,
	2017	2016
Tax Effect of Items That Comprise a Significant Portion of the Net Deferred Tax Asset and Deferred Tax Liability
Deferred Tax Asset:
Employment related accruals	$51.0	$89.7
Foreign tax credit carryover and other credit carryovers	0.2	1.1
Net operating loss carryforwards	100.3	133.1

Total gross deferred tax asset	151.5	223.9
Valuation allowance	(90.7)	(159.9)

Total deferred tax asset	$60.8	$64.0

Deferred Tax Liability:
Intangibles	$(65.7)	$(101.7)
Unremitted foreign earnings	—	(20.9)
Unrealized gain on investment	(22.2)	(33.5)
Other	(5.0)	(5.5)

Total deferred tax liability	(92.9)	(161.6)

Net deferred tax liability	$(32.1)	$(97.6)

	December 31,
	2017	2016
Net Deferred Tax by Geography
U.S.	$(18.4)	$(78.0)
International	(13.7)	(19.6)

Total	$(32.1)	$(97.6)

Summary of Activity Related to Unrecognized Tax Benefits

The following table summarizes the activity for unrecognized tax benefits:

	Year Ended December 31,
	2017	2016
Federal, State and Foreign Tax
Beginning unrecognized tax balance	$1.4	$1.7
Increase prior period positions	0.2	0.1
Increase current period positions	0.1	0.2
Decrease prior period positions	—	(0.3)
Decrease current period positions	—	(0.1)
Statutes expiring	(0.2)	(0.2)

Ending unrecognized tax benefits	$1.5	$1.4